Note 12 - Income Taxes and Other Taxes Payable	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 12 – Income Taxes and Other Taxes Payable

Taxes payable consisted of the following at December 31, 2012 and 2011:

	2012	2011
Income tax payables	$255,793	$38,391
Other taxes payable	16,366	160,593

Total tax payable - current	$272,159	$198,984

Total income tax payable - noncurrent	$4,608,592	$4,016,266

Other taxes payable includes VAT, city construction, sales tax and stamp tax.

The components of income before income taxes consisted of the following for the years ended December 31, 2012 and 2011:
	2012	2011

Income (Loss) subject to domestic income taxes only	$491,393	$(139,515)
Income subject to foreign income taxes only	6,014,144	6,965,191

Total	$6,505,537	$6,825,676

The Company’s subsidiaries incorporated in the PRC are subject to enterprise income taxes. The provision for income taxes consisted of the following for the years ended December 31, 2012 and 2011:

	2012	2011
Current
Federal	$363,780	$707,533
State	35,187	800
PRC	509,623	924,653
Total current	908,590	1,632,986
Deferred
Federal	143,431	(151,937)
State	26,021	(26,072)
PRC	(6,388)	5,534
Total deferred	163,064	(172,475)
Total	$1,071,654	$1,460,511

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2012 and 2011:

	2012	2011

Tax at federal statutory rate	$2,211,861	$2,320,730
Domestic permanent differences	8,666	(104,501)
State tax	61,280	(25,272)
Foreign rate differential	(541,273)	(626,867)
Foreign permanent differences	7,395	(75,612)
ASC 740-10 uncertain tax position	582,672	1,508,213
Tax exemption	(1,397,866)	(1,504,950)
Other	138,919	(31,230)
Total	$1,071,654	$1,460,511

The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2012 and 2011:

	2012	2011

Aggregate dollar effect of tax exemption	$1,397,866	$1,504,950
Basic EPS impact	$0.07	$0.10

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Current deferred tax assets
Accrued liabilities	$157,424	$156,974

Noncurrent deferred tax assets:
Federal & CA state amortization	$8,852	$2,213
Federal & CA state NOL	-	34,849
Intercompany payable	-	131,521
Land use rights	7,034	7,016
PRC fixed asset and amortization	643	962
PRC NOL	5,045	8,129

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(35,237)	(26,425)
Purchase accounting	(17,000)	(17,000)
Prepaid expenses	(320)	(5,672)
PRC depreciation on building	(9,342)	(9,319)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	(40,325)	126,274
Less: valuation allowance	(5,045)	(8,130)
Non-current deferred tax assets (liabilities), net	$(45,370)	$118,144

The Company has recorded a partial valuation allowance against its PRC deferred tax assets for the year ended December 31, 2012 and 2011. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that substantially all of its PRC entities will be able to realize the Company’s deferred tax assets.

Nova Lifestyle, Inc. and Diamond Bar Outdoors, Inc. are subject to U.S. federal and state income taxes.  For U.S. federal income tax purposes, the Company has net operating loss (“NOL”) carryforwards of approximately $0 and $87,000, at December 31, 2012 and 2011, respectively. For U.S. California state income tax purposes, the Company has NOL carryforwards of approximately $0 and $87,000, at December 31, 2012 and 2011, respectively. The NOL carryforwards will expire after 20 years beginning from the year it occurred if not utilized. The Company does not have any NOL carryforwards for PRC enterprise income tax purposes, at December 31, 2012 and 2011 respectively.

Nova Dongguan is subject to a 25% PRC corporate tax rate starting from 2009. Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao. Nova Museum is subject to a 25% corporate income tax in 2011, its inception year, but allowed to apply for tax-exempt status in 2012, the second year following its incorporation.

Undistributed earnings of the Company’s foreign subsidiaries amounted to approximately $13.7 million and $8.7 million as of December 31, 2012 and 2011, respectively. Those earnings are considered to be permanently reinvested and, accordingly, no deferred tax expense is recorded for U.S. federal and state income tax or applicable withholding taxes.

Nova Furniture was incorporated in the BVI and there is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to the BVI tax jurisdiction where Nova Furniture is domiciled.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar. Both Nova LifeStyle and Diamond Bar are subject to U.S. corporate income tax.